Vessels, net, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 247,327	$ 286,991
Vessels' disposals	(121,249)	(9,951)
Transfer to vessels held for sale	0	(21,350)
Impairment charges	(20,654)	(8,363)	$ (118,861)
Vessels' cost, ending balance	105,424	247,327	286,991
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(46,019)	(46,639)
Vessels' disposals	30,853	5,001
Transfer to vessels held for sale	0	2,972
Depreciation	(4,388)	(7,353)
Accumulated depreciation, ending balance	(19,554)	(46,019)	(46,639)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	201,308	240,352
Vessels' disposals	(90,396)	(4,950)
Transfer to vessels held for sale	0	(18,378)
Depreciation	(4,388)	(7,353)
Impairment charges	(20,654)	(8,363)	(118,861)
Vessel's net book value, ending balance	$ 85,870	$ 201,308	$ 240,352